SHARE-BASED COMPENSATION SHARE-BASED COMPENSATION (Outstanding DSUs) (Details) - DSUs - shares	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number, outstanding, beginning of fiscal year (in shares)	292,873	255,000
Granted (in shares)	54,000	35,000
Granted for dividends declared (in shares)	4,000	3,000
Forfeited (in shares)	(76,000)	0
Number, outstanding, end of fiscal year (in shares)	274,794	292,873